Inventories	6 Months Ended
Jun. 30, 2022
Inventories
Inventories

4. Inventories

	6/30/2022	12/31/2021

	(€ in thousands)
Raw materials and merchandise	3,616	2,978
Work in progress	8,511	6,504
Total	12,127	9,482

In the six months ended June 30, 2022, voxeljet recognized a reserve for slow-moving inventory for raw materials and merchandise as well as work in progress amounting to kEUR 334, following the Company’s inventory reserve policy for inventory (six months ended June 30, 2021: kEUR 57).